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
                                                                                                        ----------------------------
                                                                                                        OMB APPROVAL
                                                                                                        ----------------------------
                                                                                                        OMB Number:  3235-0570
                                                                                                        Expires:  September 30, 2007
                                                                                                        Estimated average burden
                                                                                                        hours per response:  19.4
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


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                   811-21792
                                   ---------------------------------------------


                      AIM Core Allocation Portfolio Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100      Houston, Texas 77046
--------------------------------------------------------------------------------
        (Address of principal executive offices)        (Zip code)


    Philip A. Taylor      11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:       8/31
                         ----------------

Date of reporting period:     8/31/06
                          ---------------

Item 1. Reports to Stockholders.

                                                           SERIES C AND SERIES M
                                 Annual Report to Shareholders o August 31, 2006


THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G. WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY A I M ADVISORS, INC. (THE ADVISOR OR AIM) OR ITS AFFILIATES FOR WHOM AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.


============================================================
INSIDE THIS REPORT

Supplemental Information ............................      1

Letters to Shareholders .............................      2

Performance Summary -- Series C .....................      4

Management's Discussion of Performance -- Series C ..      4

Performance Summary -- Series M .....................      6

Management's Discussion of Performance -- Series M ..      6

Fund Performance ....................................      8

Fund Expenses .......................................     10

Approval of Management Agreement ....................     11

Financial Pages:

  Series C ..........................................     14

  Series M ..........................................     24

Auditor's Report ....................................     34

Tax Disclosures .....................................     35

Trustees and Officers ...............................     36
============================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

SERIES C AND SERIES M SEEK TO ACHIEVE HIGH TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of August 31, 2006, and is based on total net assets.


ABOUT INDEXES USED IN THIS REPORT            The Fund provides a complete list of its      PORTFOLIO MANAGEMENT TEAM
                                             holdings four times in each fiscal year,      SERIES C AND M
o The unmanaged LEHMAN BROTHERS U.S.         at the quarter-ends. For the second and
AGGREGATE BOND INDEX (the Lehman             fourth quarters, the lists appear in the                         STEPHEN M. JOHNSON,
Aggregate), which represents the U.S.        Fund's semiannual and annual reports to            [JOHNSON      Chartered Financial
investment-grade fixed-rate bond market      shareholders. For the first and third               PHOTO]       Analyst, Portfolio
(including government and corporate          quarters, the Fund files the lists with                          Manager and Chief
securities, mortgage pass-through            the Securities and Exchange Commission                           Investment Officer,
securities and asset-backed securities),     (SEC) on Form N-Q. The Fund's Form N-Q        INVESCO Worldwide Fixed Income, has been
is compiled by Lehman Brothers, a global     filings are available on the SEC's Web        responsible for the Funds since December
investment bank.                             site, sec.gov. Copies of the Fund's Forms     2005. Mr. Johnson joined INVESCO in 1991.
                                             N-Q may be reviewed and copied at the         He earned a Bachelor of Science degree in
o The Fund is not managed to track the       SEC's Public Reference Room in                Petroleum Engineering from the University
performance of any particular index,         Washington, D.C. You can obtain               of Kansas in 1983 and a Master of
including the indexes defined here, and      information on the operation of the           Business Administration from Rice
consequently, the performance of the Fund    Public Reference Room, including informa-     University in 1986.
may deviate significantly from the           tion about duplicating fee charges, by
performance of the indexes.                  calling 1-202-942-8090 or 1-800-732-0330,                        KENNETH R. BOWLING,
                                             or by electronic request at the following          [BOWLING      Chartered Financial
o A direct investment cannot be made in      E-mail address: publicinfo@sec.gov. The             PHOTO]       Analyst, Portfolio
an index. Unless otherwise indicated,        SEC file numbers for the Fund are                                Manager and Director,
index results include reinvested             811-21792 and 333-127335.                                        U.S Fixed Income of
dividends, and they do not reflect sales                                                   INVESCO Worldwide Fixed Income, has been
charges. Performance of an index of funds    A description of the policies and             responsible for the Funds since December
reflects fund expenses; performance of a     procedures that the Fund uses to              2005. Mr. Bowling joined INVESCO in 1993.
market index does not.                       determine how to vote proxies relating to     He earned a Bachelor of Science degree in
                                             portfolio securities is available without     1988 in Mechanical Engineering and a
OTHER INFORMATION                            charge, upon request, from our Client         Masters degree in Engineering in 1989
                                             Services department at 800-410-4246 or on     from the University of Louisville.
o The returns shown in management's          the AIM Web site, AIMinvestments.com. On
discussion of Fund performance are based     the home page, scroll down and click on                          JAMES F. GUENTHER,
on net asset values calculated for           AIM Funds Proxy Policy. The information           [GUENTHER      Chartered Financial
shareholder transactions. Generally          is also available on the SEC Web site,              PHOTO]       Analyst, Portfolio
accepted accounting principles require       sec.gov.                                                         Manager and Director,
adjustments to be made to the net assets                                                                      Worldwide Credit
of the Fund at period end for financial      Information regarding how the Fund voted      Research, INVESCO Worldwide Fixed Income,
reporting purposes, and as such, the net     proxies related to its portfolio              has been responsible for the Funds since
asset values for shareholder transactions    securities during the 12 months ended         December 2005. Mr. Guenther joined
and the returns based on those net asset     June 30, 2006, is available at our Web        INVESCO in 1992. He earned a Bachelor of
values may differ from the net asset         site. Go to AIMinvestments.com, access        Science degree in Business Administration
values and returns reported in the           the About Us tab, click on Required           from Western Michigan University in 1981
Financial Highlights.                        Notices and then click on Proxy Voting        and attended the DePaul University of
                                             Activity. Next, select the Fund from the      Law.
o Additionally, the returns and net asset    drop-down menu. The information is also
values shown throughout this report are      available on the SEC Web site, sec.gov.                          J. RICHARD ROBBEN,
at the Fund level only and do not include                                                       [ROBBEN       Chartered Financial
separately managed account issuer                                                                PHOTO]       Analyst, Senior
charges. If such charges were included,                                                                       Portfolio Manager,
the total returns would be lower.                                                          INVESCO Worldwide Fixed Income, has been
                                                                                           responsible for the Funds since December
                                                                                           2005. Mr. Robben joined INVESCO in 1996.
                                                                                           He earned a Bachelor of Science degree in
                                                                                           Business Administration from Bellarmine
                                                                                           University in 1987.

                                                                                           Assisted by the INVESCO Worldwide Fixed
                                                                                           Income Team


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE


AIMinvestments.com

AIM CORE ALLOCATION PORTFOLIO SERIES


                    DEAR SHAREHOLDERS:

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
     [TAYLOR        the period under review in this report, and what factors
      PHOTO]        affected its performance. That discussion begins on page 4.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term, in
  PHILLIP TAYLOR    response to constantly changing economic, geopolitical and other factors. For example, domestic and global markets were generally strong from November 2005 through April 2006, as economic growth appeared robust and inflation seemed contained. But as new economic data suggested inflation might be higher than previously estimated in the U.S. and elsewhere, those same markets often demonstrated weakness and volatility in the May--August period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    Our commitment to you

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    October 18, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CORE ALLOCATION PORTFOLIO SERIES


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory or manage-
   [CROCKETT        ment agreement with A I M Advisors, Inc. (AIM) to make
     PHOTO]         certain your interests are being served in terms of fees,
                    performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. BRUCE L. CROCKETT Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their finan-cial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory or management agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory or management agreement information for your Fund is also included in this annual report on pages 11-13.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES C


MANAGEMENT'S DISCUSSION                                                                    MARKET CONDITIONS AND YOUR FUND
OF PERFORMANCE
=======================================================================================    Since the Fund began operations, the U.S.
PERFORMANCE SUMMARY                                                                        Federal Reserve Board (the Fed) increased
                                                                                           the federal funds target rate four times
The Fund began operations on December 30,    uct, and therefore, has no benchmark          in increments of 0.25%. The reporting
2005, and posted a total return of 0.58%     index. The benchmark index for INVESCO        period began with this key rate at 4.25%
for the eight-month period ended August      Full Discretion Core product is the           and ended at 5.25%. Despite conflicting
31, 2006. Positions in Australian bonds      Lehman Brothers U.S. Aggregate Bond           messages regarding inflation, the core
were a primary contributor to Fund           Index, which returned 2.16% for the           consumer price index has grown at 2.4% on
performance for the reporting period. The    eight-month reporting period ended August     an annualized basis. Economic vibrancy
portfolio is a component of INVESCO Full     31, 2006.                                     appeared to stall in the second quarter
Discretion Core prod-                        SOURCE: LIPPER INC.                           of 2006, yet remained in positive
=======================================================================================    territory through August, as job growth
                                                                                           first failed to meet and then met
HOW WE INVEST                                an individual basis. We also seek to own      expectations during the reporting period.
                                             securities that are attractively valued
The Series C portfolio is an exclusive       relative to the rest of the market.              The bond market struggled through
component of INVESCO Full Discretion Core                                                  June, punctuated by the return of risk
product, which seeks to provide exposure        Our investment team consists of            aversion in May which battered equity and
to the bond market in general and is held    specialists in three main areas:              emerging market securities, but
in separately managed accounts. The          investment decision-making, portfolio         experienced an overall rebound in July
portfolio consists of securities that we     construction and risk management.             and August as yields fell across sectors
believe can be more efficiently held                                                       and maturities.
through a mutual fund.                       In managing the portfolio, we can also
                                             use derivatives, such as options, futures        The portfolio received its initial
   Our objective is to achieve high total    contracts and other investment                seed capital at the end of December 2005,
return, consistent with preservation of      instruments, and leveraging, which            and we immediately began purchasing
capital. The portfolio can invest in a       involves the borrowing of assets to           securities to implement our investment
variety of fixed income instruments,         potentially increase returns. We may also     strategy. Among the securities we
including U.S. and foreign corporate         buy or sell currencies other than the         initially purchased were U.S. Treasury
bonds, U.S. and foreign government and       U.S. dollar in an attempt to take             and U.S. government agency bonds. We
agency bonds, high yield securities,         advantage of anticipated changes in           believed that the yield curve would
emerging market debt and mortgage and        exchange rates.                               continue to flatten, which means, we
asset-back securities.                                                                     believed the difference in the yields of
                                                We may sell or reduce our position in      shorter and longer-maturity Treasury
   In selecting securities for the           a security when:                              securities would continue to converge.
portfolio, we use both top-down and                                                        Consequently, our focus was on longer
bottom up analysis. Top-down analysis        o It reaches our valuation target.            term Treasuries.
takes into account general market and
economic trends and their impact on the      o A more attractive investment becomes           We accomplished this positioning
various asset classes while bottom up        available.                                    mainly by buying and selling U.S.
analysis involves an evaluation of                                                         Treasury futures contracts. This strategy
securities on                                o We want to reduce our exposure to a         proved beneficial during the early part
                                             certain segment of the market.                of the period, as yields in the five and
                                                                                           10-year maturity segment of the Treasury
                                             o The fundamentals of a particular            yield curve rose while they remained
                                             security deteriorate.                         relatively

                                                                                                                         (continued)

=========================================    =========================================     =========================================
PORTFOLIO COMPOSITION                        TOP 10 FIXED-INCOME ISSUERS*                  TOTAL NET ASSETS            $14.7 MILLION

By investment type, based on total            1. Federal National Mortgage                 TOTAL NUMBER OF HOLDINGS*              40
investments                                      Association (FNMA)              36.3%

U.S. Dollar Denominated                       2. U.S. Treasury Securities        26.4
Bonds & Notes                       46.8%
                                              3. ERP Operating L.P.               8.1
U.S. Mortgaged-Backed Securities    23.1
                                              4. HSBC Financial Corp.             5.2
U.S. Treasury Securities            20.1
                                              5. AT&T Corp.                       4.9
U.S. Government Agency Securities    4.5
                                              6. XTO Energy Inc.                  4.5
Non-U.S. Dollar Denominated
Bonds & Notes                        1.5      7. Verizon Global Funding Corp.     3.8
                                                                                           The Fund's holdings are subject to
Money Market Funds                   4.0      8. Embarq Corp.                     3.6      change, and there is no assurance that
                                                                                           the Fund will continue to hold any
                                              9. Washington Mutual Bank F.A.      3.6      particular security.

                                             10. WellPoint Inc.                   3.3      *Excluding money market fund holdings.
=========================================    =========================================     =========================================

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES C


constant in the 30-year range. For the       flexibility to buy solid credits that         ARMs have a payout period of 30 years and
full reporting period, positions that        were unduly adversely affected by the         an interest rate which adjusts
attempted to take advantage of U.S.          market downturn. The portfolio's ability      periodically. Hybrids differ in that the
interest rates detracted from                to invest in foreign securities benefited     first rate adjustment is delayed for
performance, as we held less duration as     Fund performance as positions in              several (three to 10) years, after which
the bond market rallied, more duration       Australian interest rates proved benefi-      the rate adjusts annually.
when it fell and were neutral for the        cial. We gained exposure to Australian
balance of the period. Please keep in        interest rates through the use of             IN CLOSING
mind that bond prices and yields move in     exchange-traded futures contracts.
opposite directions.                                                                       We consider the Series C portfolio to be
                                                Exposure to the mortgage-backed            an important component of the INVESCO
   The use of exchange-traded futures        securities (MBS) market with allocations      Full Discretion Core product. We thank
contracts is a significant part of our       to the asset-backed securities and            you for your investment in the Series C
strategy for managing the Fund's exposure    commercial mortgage-backed securities         portfolio.
to U.S. interest rate markets. Futures       sectors also proved beneficial. During
contracts on U.S. Treasury bonds, for        the first part of the reporting period,       THE VIEWS AND OPINIONS EXPRESSED IN
example, can be used to mitigate or          we were bearish on MBS as we believed         MANAGEMENT'S DISCUSSION OF FUND
increase interest rate exposure in the       they were relatively expensive compared       PERFORMANCE ARE THOSE OF A I M ADVISORS,
portfolio. Moreover, these contracts are     to the rest of the bond market.               INC. THESE VIEWS AND OPINIONS ARE SUBJECT
generally less expensive to trade than       Therefore, the holdings we did own            TO CHANGE AT ANY TIME BASED ON FACTORS
Treasury bonds.                              detracted from performance during the         SUCH AS MARKET AND ECONOMIC CONDITIONS.
                                             first few months of the year. As Fund         THESE VIEWS AND OPINIONS MAY NOT BE
   During the period, we were well           assets increased during the period, we        RELIED UPON AS INVESTMENT ADVICE OR
represented in high quality corporate        were able to increase our ownership of        RECOMMENDATIONS, OR AS AN OFFER FOR A
bonds, as we believed rising interest        MBS as these securities are typically not     PARTICULAR SECURITY. THE INFORMATION IS
rates could slow economic growth and         readily available in smaller lot sizes.       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
adversely affect company profitability.      As interest rates stabilized during the       OF ANY MARKET, COUNTRY, INDUSTRY,
We were also concerned that increased        second half of the reporting period, a        SECURITY OR THE FUND. STATEMENTS OF FACT
leveraged buyout activity could further      condition historically favorable to MBS,      ARE FROM SOURCES CONSIDERED RELIABLE, BUT
detract from corporate earnings. Our         our overall MBS performance improved and      A I M ADVISORS, INC. MAKES NO
focus was on corporate bonds that we         became a net contributor to Fund results.     REPRESENTATION OR WARRANTY AS TO THEIR
believed had solid return potential.                                                       COMPLETENESS OR ACCURACY. ALTHOUGH
While volatility and risk aversion spiked       We also emphasized non-agency hybrid       HISTORICAL PERFORMANCE IS NO GUARANTEE OF
in May and June, the corporate (includ-      adjustable rate mortgages (ARMs),             FUTURE RESULTS, THESE INSIGHTS MAY HELP
ing high yield) market did not fare too      particularly those with short-term            YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
badly, especially compared to equity and     maturities, to enhance relative return.       PHILOSOPHY.
emerging market securities. During this      Like any other ARMs, hybrid
period, we sold emerging market positions                                                         See important Fund and index
to give ourselves                                                                                    disclosures on page 1.


PRINCIPAL RISKS OF INVESTING IN SERIES C     fluctuation and loss of principal and         States. These include risks relating to
                                             income than do U.S. government securities     fluctuations in the value of the U.S.
o The value of your investment in the        such as U.S. Treasury bills, notes and        dollars relative to the values of other
Fund will go up and down with the prices     bonds, for which principal and any            currencies, the custody arrangements made
of the securities in which the Fund          applicable interest are guaranteed by the     for the Fund's foreign holdings,
invests. The prices of securities change     government if held to maturity.               differences in accounting, political
in response to many factors, including                                                     risks and the lesser degree of public
the historical and prospective earnings      o A change in interest rates will affect      information required to be provided by
of the issuer, the value of its assets,      the performance of the Fund's investments     non-U.S. companies.
general economic conditions, interest        in debt securities.
rates, investor perceptions and market                                                     o Investing in emerging markets involves
liquidity.                                   o The Fund is nondiversified, which           greater risk and potential reward than
                                             increases risks as well as potential          investing in more established markets.
o Interest rate increases may cause the      rewards.
price of a debt security to decrease. The                                                  o The Fund may buy or sell currencies
longer a debt security's duration, the       o The Fund may invest a portion of its        other than the U.S. dollar to capitalize
more sensitive it is to interest rate        assets in mortgage-backed securities,         on anticipated changes in exchange rates,
risk. High yield bonds (junk bonds) are      which may lose value if mortgages are         but there is no guarantee that such
less sensitive to interest rate risk than    prepaid in response to falling interest       investments will achieve the intended
higher quality bonds.                        rates.                                        results.

o U.S. Treasury securities such as bills,    o The Fund may invest in derivatives,         o Portfolio turnover is greater than that
notes and bonds offer a high degree of       which may rise or fall in value more          of most funds, which may affect
safety, and they guarantee the payment of    rapidly than other investments.               performance.
principal and any applicable interest if
held to maturity. Fund shares are not        o Leveraging presents higher risks, but       o There is no guarantee that the
insured, and their value and yield will      also offers greater potential rewards.        investment techniques and risk analyses
vary with market conditions.                 Leveraging may cause the Fund to be more      used by the Fund's portfolio will produce
                                             volatile.                                     the intended results.
o The Fund invests in higher-yielding,
lower-rated corporate bonds, commonly        o International investing presents            o A bond's value can be affected by
known as junk bonds, which have a greater    certain risks not associated with             changes in the bond's credit quality
risk of price                                investing solely in the United                rating. Also, the issuer of a security
                                                                                           may default or be otherwise unable to
                                                                                           honor a financial obligation.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES M


MANAGEMENT'S DISCUSSION OF PERFORMANCE                                                     o It reaches our valuation target.

=======================================================================================    o A more attractive investment becomes
PERFORMANCE SUMMARY                                                                        available.

The Fund began operations on December 30,    product, and therefore, has no benchmark      o We want to reduce our exposure to a
2005, and posted a total return of 1.77%     index. The benchmark index for INVESCO        certain segment of the market.
for the eight-month period ended August      Full Discretion Core product is the
31, 2006. Positions in mortgage-backed       Lehman Brothers U.S. Aggregate Bond           o The fundamentals of a particular
securities and U.S. Treasury futures         Index, which returned 2.16% for the           security deteriorate.
contracts were primary contributors to       eight-month reporting period ended August
Fund performance for the reporting           31, 2006.                                     MARKET CONDITIONS AND YOUR FUND
period. The portfolio is a component of
the INVESCO Full Discretion Core             SOURCE: LIPPER INC.                           Since the portfolio began operations, the
=======================================================================================    Federal Reserve Board (the Fed) increased
                                                                                           the federal funds target rate four times
HOW WE INVEST                                sis. Top-down analysis takes into account     in increments of 0.25%. The reporting
                                             general market and economic trends and        period began with this key rate at 4.25%
The Series M portfolio is an exclusive       their impact on the various asset classes     and ended at 5.25%. After 17 consecutive
component of INVESCO Full Discretion Core    while bottom up analysis involves an          rate increases the Fed left its key
product, which seeks to provide exposure     evaluation of securities on an individual     policy rate unchanged at its August 8
to the bond market in general and is held    basis. We also seek to own securities         meeting--the first policy meeting without
in separately managed accounts. The          that are attractively valued relative to      a hike since May 2004. Despite con-
portfolio consists of securities that we     the rest of the market.                       flicting messages regarding inflation,
believe can be more efficiently held                                                       the core consumer price index increased
through a mutual fund.                          Our investment team consists of            at a 2.4% annualized rate. Economic
                                             specialists in three main areas:              vibrancy appeared to stall in the second
   Our objective is to achieve high total    investment decision-making, portfolio         quarter of 2006 yet remained in positive
return, consistent with preservation of      construction and risk management.             territory through August, as job growth
capital. The portfolio can invest in a                                                     first failed to meet and then met
variety of fixed income instruments,            In managing the portfolio, we can also     expectations during the reporting period.
including mortgage and asset-backed          use derivatives, such as options, futures     Nearly 875,000 new nonfarm jobs were
securities, bank certificates of deposit,    contracts and other investment                created during the first half of 2006,
U.S. government and agency bonds and         instruments, and leveraging, which            and the June 2006 unemployment rate stood
state and local government bonds.            involves the borrowing of assets to           at 4.6%, the lowest level in nearly five
                                             potentially increase returns.                 years.
   In selecting securities for the
portfolio, we use both "top-down" and           We may sell or reduce our position in         The bond market struggled through
"bottom up" analy                            a security when:                              June, punctuated by the return of risk
                                                                                           aversion in
                                                                                                                         (continued)

=========================================    =========================================     =========================================
PORTFOLIO COMPOSITION                        TOP 10 FIXED-INCOME ISSUERS*                  TOTAL NET ASSETS            $15.0 MILLION

By investment type, based on total            1. Federal National Mortgage                 TOTAL NUMBER OF HOLDINGS*              21
investments                                      Association (FNMA)              53.9%

U.S. Mortgage-Backed Securities     36.6%     2. U.S. Treasury Securities        37.8

U.S. Treasury Securities            29.0      3. Federal Home Loan Mortgage
                                                 Corp.(FHLMC)                    16.2
Asset-Backed Securities             26.7
                                              4. Morgan Stanley Capital I         6.8
U.S. Government Agency Securities    4.7
                                              5. JP Morgan Mortgage Trust         5.0
Money Market Funds                   3.0
                                              6. Wells Fargo Mortgage Backed
                                                 Securities Trust                 3.1

                                              7. CS First Boston Mortgage
                                                 Securities Corp.                 1.9

                                              8. Banc of America Commercial
                                                 Mortgage Inc.                    0.8
                                                                                           The Fund's holdings are subject to
                                              9. Lehman Brothers Floating Rate             change, and there is no assurance that
                                                 Commercial Mortgage Trust        0.8      the Fund will continue to hold any
                                                                                           particular security.
                                             10. Commercial Mortgage Pass
                                                 Through Cfts.                    0.2      *Excluding money market fund holdings.
=========================================    =========================================     =========================================

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES M


May which battered equity and emerging       ties are typically not readily available      PRINCIPAL RISKS OF INVESTING IN SERIES M
market securities, but generally             in smaller lot sizes. As interest rates
rebounded in July and August as yields       stabilized during the second half of the      o The value of your investment in the
fell across sectors and maturities.          reporting period, a condition                 Fund will go up and down with the prices
                                             historically favorable to MBS, our over-      of the securities in which the Fund
   The portfolio received its initial        all MBS performance improved and became a     invests. The prices of securities change
seed capital at the end of December 2005,    net contributor to Fund results.              in response to many factors, including
and we immediately began purchasing                                                        the historical and prospective earnings
securities to implement our investment       IN CLOSING                                    of the issuer, the value of its assets,
strategy. Among the securities we                                                          general economic conditions, interest
initially purchased were U.S. Treasury       We consider the Series M portfolio to be      rates, investor perceptions and market
and U.S. government agency bonds. We         an important component of the INVESCO         liquidity.
believed that the yield curve would          Full Discretion Core product. We thank
continue to flatten, which means, we         you for your investment in the Series M       o Interest rate increases may cause the
believed the difference in the yields of     portfolio.                                    price of a debt security to decrease. The
shorter and longer-maturity Treasury                                                       longer a debt security's duration, the
securities would continue to converge.       THE VIEWS AND OPINIONS EXPRESSED IN           more sensitive it is to interest rate
Consequently, our focus was on longer        MANAGEMENT'S DISCUSSION OF FUND               risk. High yield bonds (junk bonds) are
term Treasuries.                             PERFORMANCE ARE THOSE OF A I M ADVISORS,      less sensitive to interest rate risk than
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT     higher quality bonds.
   We accomplished this positioning          TO CHANGE AT ANY TIME BASED ON FACTORS
mainly by buying and selling U.S.            SUCH AS MARKET AND ECONOMIC CONDITIONS.       o U.S. Treasury securities such as bills,
Treasury futures contracts. This strategy    THESE VIEWS AND OPINIONS MAY NOT BE           notes and bonds offer a high degree of
proved beneficial during the early part      RELIED UPON AS INVESTMENT ADVICE OR           safety, and they guarantee the payment of
of the period, as yields in the five and     RECOMMENDATIONS, OR AS AN OFFER FOR A         principal and any applicable interest if
10-year maturity segment of the Treasury     PARTICULAR SECURITY. THE INFORMATION IS       held to maturity. Fund shares are not
yield curve rose while they remained         NOT A COMPLETE ANALYSIS OF EVERY ASPECT       insured, and their value and yield will
relatively constant in the 30-year range.    OF ANY MARKET, COUNTRY, INDUSTRY,             vary with market conditions.
Overall, positions that attempted to take    SECURITY OR THE FUND. STATEMENTS OF FACT
advantage of U.S. interest rates             ARE FROM SOURCES CONSIDERED RELIABLE, BUT     o The Fund invests in higher yielding,
detracted from performance as we held        A I M ADVISORS, INC. MAKES NO                 lower-rated corporate bonds, commonly
less duration as the bond market ral-        REPRESENTATION OR WARRANTY AS TO THEIR        known as junk bonds, which have a greater
lied, more duration when it fell and were    COMPLETENESS OR ACCURACY. ALTHOUGH            risk of price fluctuation and loss of
neutral for the balance of the period.       HISTORICAL PERFORMANCE IS NO GUARANTEE OF     principal and income than do U.S.
Please keep in mind that bond prices and     FUTURE RESULTS, THESE INSIGHTS MAY HELP       government securities such as U.S.
yields move in opposite directions.          YOU UNDERSTAND OUR INVESTMENT MANAGEMENT      Treasury bills, notes and bonds, for
                                             PHILOSOPHY.                                   which principal and any applicable
   The use of exchange-traded futures                                                      interest are guaranteed by the government
contracts is a significant part of our              See important Fund and index           if held to maturity.
strategy for managing the Fund's exposure              disclosures on page 1.
to U.S. interest rate markets. Futures                                                     o A change in interest rates will affect
contracts on U.S. Treasury bonds, for                                                      the performance of the Fund's investments
example, can be used to mitigate or                                                        in debt securities.
increase interest rate exposure in the
portfolio. Moreover, these contracts are                                                   o The Fund is nondiversified, which
generally less expensive to trade than                                                     increases risks as well as potential
Treasury bonds.                                                                            rewards.

   Exposure to the mortgage backed                                                         o The Fund may invest a portion of its
securities (MBS) sector proved                                                             assets in mortgage-backed securities,
beneficial. During the first part of the                                                   which may lose value if mortgages are
reporting period, we were bearish on MBS                                                   prepaid in response to falling interest
as we believed they were relatively                                                        rates.
expensive compared to the rest of the
bond market. However, the holdings we did                                                  o The Fund may invest in derivatives,
own detracted from performance during the                                                  which may rise or fall in value more
first few months of the year. As Fund                                                      rapidly than other investments.
assets increased during the period, we
were able to increase our ownership of                                                     o Leveraging presents higher risks, but
MBS as these securi-                                                                       also offers greater potential rewards.
                                                                                           Leveraging may cause the Fund to be more
                                                                                           volatile.

                                                                                           o Portfolio turnover is greater than that
                                                                                           of most funds, which may affect
                                                                                           performance

                                                                                           o There is no guarantee that the
                                                                                           investment techniques and risk analyses
                                                                                           used by the Fund's portfolio will produce
                                                                                           the intended results.

                                                                                           o A bond's value can be affected by
                                                                                           changes in the bond's credit quality
                                                                                           rating. Also, the issuer of a security
                                                                                           may default or be otherwise unable to
                                                                                           honor a financial obligation.

AIM CORE ALLOCATION PORTFOLIO SERIES


FUND PERFORMANCE


=========================================    =========================================
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS

As of 8/31/06                                As of 6/30/06, the most recent calendar
                                             quarter end
SERIES C
Inception (12/30/05)                0.58%    SERIES C
Six Months                          0.33     Inception (12/30/05)               -2.58%

SERIES M                                     SERIES M
Inception (12/30/05)                1.77%    Inception (12/30/05)               -1.31%
Six Months                          2.38
=========================================    =========================================

THE PERFORMANCE DATA QUOTED REPRESENT           THE FUNDS ARE USED EXCLUSIVELY FOR            PERFORMANCE FIGURES GIVEN REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE        SEPARATELY MANAGED ACCOUNTS ADVISED OR        THE FUNDS AND ARE NOT INTENDED TO REFLECT
COMPARABLE FUTURE RESULTS; CURRENT           SUB-ADVISED BY A I M ADVISORS, INC. OR        ACTUAL SEPARATELY MANAGED ACCOUNT VALUES.
PERFORMANCE MAY BE LOWER OR HIGHER. THERE    ITS AFFILIATES FOR WHOM AIM OR ITS            THEY DO NOT REFLECT CHARGES ASSESSED IN
ARE NO FUND EXPENSES INCLUDED BECAUSE THE    AFFILIATES HAS A CORE FIXED INCOME            CONNECTION WITH A SEPARATELY MANAGED
FUNDS DO NOT PAY ANY EXPENSES DIRECTLY.      MANDATE. THE FUNDS ARE DESIGNED TO BE A       ACCOUNT. CHARGES, EXPENSES AND FEES,
                                             PORTION OF A CORE FIXED INCOME PORTFOLIO.     WHICH ARE DETERMINED BY THE SEPARATELY
PERFORMANCE FIGURES REFLECT REINVESTED       YOU CANNOT PURCHASE SHARES OF THE FUND        MANAGED ACCOUNT ISSUER, WILL VARY AND
DISTRIBUTIONS, AND CHANGES IN NET ASSET      DIRECTLY.                                     WILL LOWER THE TOTAL RETURN.
VALUE. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.

AIM CORE ALLOCATION PORTFOLIO SERIES


FUND PERFORMANCE

Results of a $10,000 Investment

Fund data from 12/30/05, index data from 12/31/05


================================================================================
                                [MOUNTAIN CHART]

  DATE    AIM CORE ALLOCATION-   AIM CORE ALLOCATION    LEHMAN BROTHERS U.S.
           PORTFOLIO-SERIES C    PORTFOLIO SERIES M     AGGREGATE BOND INDEX
12/30/05        $10000                 $10000
   12/05         10002                  10002                 $10000
    1/06          9949                   9899                  10001
    2/06         10025                   9940                  10034
    3/06          9949                   9905                   9935
    4/06          9880                   9920                   9917
    5/06          9783                   9905                   9907
    6/06          9742                   9869                   9928
    7/06          9940                   9997                  10062
    8/06         10058                  10177                  10216
================================================================================
                                                            SOURCE: LIPPER, INC.



Past performance cannot guarantee
comparable future results.

     The data shown in the chart
includes reinvested distributions.
There are no Fund expenses included
because the Funds do not pay any
expenses directly. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a share-holder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

AIM CORE ALLOCATION PORTFOLIO SERIES


CALCULATING YOUR ONGOING FUND EXPENSES



EXAMPLE                                      ACTUAL EXPENSES                               after expenses for the period ended
                                                                                           August 31, 2006, appear in the table
As a shareholder of the Fund, you incur      The table below provides information          "Cumulative Total Returns" on page 8.
ongoing costs, including management          about actual account values and actual
fees; and other Fund expenses, if any.       expenses. You may use the information in           The hypothetical account values and
However, A I M Advisors, Inc. ("AIM"),       this table, together with the amount you      expenses may not be used to estimate the
the Fund's advisor, has agreed to            invested, to estimate the expenses            actual ending account balance or
irrevocably waive all fees and pay all       that you paid over the period. Simply         expenses you paid for the period. You
operating expenses, except extraordinary     divide your account value by $1,000 (for      may use this information to compare the
expenses, incurred by the Funds. This        example, an $8,600 account value divided      ongoing costs of investing in the Fund
example is intended to help you              by $1,000 = 8.6), then multiply the           and other funds. To do so, compare this
understand your ongoing costs (in            result by the number in the table under       5% hypothetical example with the 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses         hypothetical examples that appear in the
compare these costs with ongoing costs       Paid During Period" to estimate the           shareholder reports of the other funds.
of investing in other mutual funds. The      expenses you paid on your account during
actual ending account value and expenses     this period.                                       Please note that the expenses shown
of the Funds in the below example are                                                      in the table are meant to highlight your
based on an investment of $1,000             HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs only and do not reflect
invested at the beginning of the period      PURPOSES                                      any wrap program fees. Therefore, the
and held for the entire period March 1,                                                    hypothetical information is useful in
2006, through August 31, 2006. The Funds     The table below also provides                 comparing ongoing costs only, and will
are used only for investors who are          information about hypothetical account        not help you determine the relative
clients of a wrap fee or certain other       values and hypothetical expenses based        total costs of owning different funds.
programs advised or sub-advised by AIM       on the Fund's actual expense ratio and        In addition, if these wrap program fees
or its affiliates. Clients pay a wrap        an assumed rate of return of 5% per year      were included, your costs would have
fee or similar fee to participate in         before expenses, which is not the Fund's      been higher.
such programs, and such fees are not         actual return. The Fund's actual
reflected in the table below.                cumulative total returns at net asset
                                             value

====================================================================================================================================

                                                ACTUAL                           HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING            ENDING            EXPENSES            ENDING            EXPENSES          ANNUALIZED
               ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING          EXPENSE
  SERIES        (3/1/06)(1)         (8/31/06)(1)        PERIOD(2)         (8/31/06)           PERIOD(2)            RATIO
    C            $1,000.00           $1,003.30           $0.00            $1,025.21            $0.00               0.00%
    M             1,000.00            1,023.80            0.00             1,025.21             0.00               0.00


(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended August 31, 2006, appear in the table "Cumulative Total Returns" on page 8.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. AIM has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Fund.

====================================================================================================================================

AIM CORE ALLOCATION PORTFOLIO SERIES


APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT



The Board of Trustees (the "Board") of       Based on this review, the Board               prepared an independent written
AIM Core Allocation Portfolio Series         concluded that the range of services to       evaluation in order to assist the Board
(the "Trust") oversees the management of     be provided by AIM under the Management       in determining the reasonableness of the
each series portfolio of the Trust           Agreement was appropriate and that AIM        proposed management fees of the AIM
(each, a "Fund") and, as required by         currently is providing services in            Funds, including the Fund. The Board
law, determines annually whether to          accordance with the terms of the              noted that the Senior Officer's written
approve the continuance of each Fund's       Management Agreement.                         evaluation had been relied upon by the
advisory agreement with A I M Advisors,                                                    Board in this regard in lieu of a
Inc. ("AIM"). Based upon the                 o The quality of services to be provided      competitive bidding process. In
recommendation of the Investments            by AIM. The Board reviewed the                determining whether to continue the
Committee of the Board, at a meeting on      credentials and experience of the             Management Agreement for the Fund, the
June 27, 2006, the Board, including all      officers and employees of AIM who will        Board considered the Senior Officer's
of the independent trustees, approved        provide investment advisory services          written evaluation.
the continuance of the management            to the Fund. In reviewing the
Agreement (the "Management Agreement")       qualifications of AIM to provide              FUND-SPECIFIC FACTORS WITH SEPARATE
between each Fund and AIM for another        investment advisory services, the Board       CONCLUSIONS
year, effective July 1, 2006.                considered such issues as AIM's
                                             portfolio and product review process,         The Board considered the following
     The Board considered the factors        various back office support functions         fund-specific factors separately for
discussed below in evaluating the            provided by AIM and AIM's equity and          each Fund, and reached separate
fairness and reasonableness of each          fixed income trading operations. Based        conclusions for each Fund, which
Fund's Management Agreement at the           on the review of these and other              conclusions are set forth below.
meeting on June 27, 2006 and as part of      factors, the Board concluded that the
the Board's ongoing oversight of each        quality of services to be provided by         Series C
Fund. In their deliberations, the Board      AIM was appropriate and that AIM
and the independent trustees did not         currently is providing satisfactory           o Fees relative to those of clients of
identify any particular factor that          services in accordance with the terms of      AIM with comparable investment
was controlling, and each trustee            the Management Agreement.                     strategies. The Board reviewed the
attributed different weights to the                                                        effective advisory fee rate (before
various factors.                             o Meetings with the Fund's portfolio          waivers) for the Fund under the
                                             managers and investment personnel. With       Management Agreement. The Board noted
     One responsibility of the               respect to the Fund, the Board is             that this rate was (i) below the
independent Senior Officer of the Funds      meeting periodically with such Fund's         effective advisory fee rate (before
is to manage the process by which the        portfolio managers and/or other               waivers) for a mutual fund advised by
Funds' proposed management fees are          investment personnel and believes that        AIM with investment strategies
negotiated to ensure that they are           such individuals are competent and able       comparable to those of the Fund; and
negotiated in a manner which is at arms'     to continue to carry out their                (ii) below the effective advisory fee
length and reasonable. To that end, the      responsibilities under the Management         rate (before waivers) for a variable
Senior Officer must either supervise a       Agreement.                                    insurance fund advised by AIM and
competitive bidding process or prepare                                                     offered to insurance company separate
an independent written evaluation. The       o Overall performance of AIM. Not             accounts with investment strategies
Senior Officer has recommended an            applicable because the Fund has not been      comparable to those of the Fund. The
independent written evaluation in lieu       in operation for a full calendar year.        Board noted that AIM has irrevocably
of a competitive bidding process and,                                                      agreed to waive all advisory fees of the
upon the direction of the Board, has         o The performance of the Fund relative        Fund. Based on this review, the Board
prepared such an independent written         to comparable funds. Not applicable           concluded that the advisory fee rate for
evaluation. Such written evaluation also     because the Fund has not been in              the Fund under the Management Agreement
considered certain of the factors            operation for a full calendar year.           was fair and reasonable.
discussed below.
                                             o The performance of the Fund relative        o Fees relative to those of comparable
     The discussion below serves as a        to indices. Not applicable because the        funds with other advisors. The Board
summary of the Senior Officer's              Fund has not been in operation for a          reviewed the advisory fee rate for the
independent written evaluation, as well      full calendar year.                           Fund under the Management Agreement. The
as a discussion of the material factors                                                    Board compared contractual advisory fee
and the conclusions with respect thereto     o Investments in affiliated money market      rate and noted that the Fund's rate was
that formed the basis for the Board's        funds. The Board also took into account       comparable to the median rate of the
approval of each Fund's Management           the fact that uninvested cash and cash        funds advised by other advisors with
Agreement. After consideration of all of     collateral from securities lending            investment strategies comparable to
the factors below and based on its           arrangements, if any (collectively,           those of the Fund that the Board
informed business judgment, the Board        "cash balances") of the Fund may be           reviewed. The Board also noted that the
determined that each Fund's Management       invested in money market funds advised        "all-in" nature of the advisory fee
Agreement is in the best interests of        by AIM pursuant to the terms of an SEC        under the Management Agreement, whereby
the Fund and its shareholders and that       exemptive order. The Board found that         AIM pays all of the Fund's ordinary
the compensation to AIM under each           the Fund may realize certain benefits         operating expenses. The Board noted that
Fund's Management Agreement is fair and      upon investing cash balances in AIM           AIM has agreed to waive advisory fees of
reasonable and would have been obtained      advised money market funds, including a       the Fund, as discussed below. Based on
through arm's length negotiations.           higher net return, increased liquidity,       this review, the Board concluded that
                                             increased diversification or decreased        the advisory fee rate for the Fund under
     Unless otherwise stated,                transaction costs. The Board also found       the Management Agreement was fair and
information presented below is as of         that the Fund will not receive reduced        reasonable.
June 27, 2006 and does not reflect any       services if it invests its cash
changes that may have occurred since         balances in such money market funds.          o Expense limitations and fee waivers.
June 27, 2006, including but not limited     The Board further determined that the         The Board noted that AIM has irrevocably
to changes to each Fund's performance,       proposed securities lending program and       agreed to waive all advisory fees of the
advisory fees, expense limitations           related procedures with respect to the        Fund. The Board considered the
and/or fee waivers.                          lending Fund is in the best interests of      irrevocable nature of this fee waiver
                                             the lending Fund and its respective           and noted that it cannot be terminated
FUND-SPECIFIC FACTORS WITH THE SAME          shareholders. The Board therefore             without shareholder approval. The Board
CONCLUSIONS                                  concluded that the investment of cash         considered the effect this fee waiver
                                             collateral received in connection with        would have on the Fund's estimated
The Board considered the following           the securities lending program in the         expenses and concluded that the levels
fund-specific factors separately for         money market funds according to the           of fee waivers/expense limitations for
each Fund, and reached the same              procedures is in the best interests of        the Fund were fair and reasonable.
conclusions for each Fund, which             the lending Fund and its respective
conclusions are set forth below.             shareholders.                                 o Breakpoints and economies of scale.
                                                                                           The Board reviewed the structure of the
o The nature and extent of the advisory      o Independent written evaluation and          Fund's advisory fee under the Management
services to be provided by AIM. The          recommendations of the Fund's Senior          Agreement, noting that it does not
Board reviewed the services to be            Officer. The Board noted that, upon           include any breakpoints. The Board
provided by AIM under the Management         their direction, the Senior Officer of        considered whether it would be
Agreement.                                   the Fund, who is independent of AIM and       appropriate to add advisory fee
                                             AIM's affiliates, had                         breakpoints for the Fund or whether, due
                                                                                           to the nature

                                                                                                                        (continued)

AIM CORE ALLOCATION PORTFOLIO SERIES




of the Fund and the advisory fee             points. The Board concluded that the          o Other factors and current trends. The
structures of comparable funds, it was       Fund's fee levels under the Management        Board considered the steps that AIM
reasonable to structure the advisory fee     Agreement therefore would not reflect         and its affiliates have taken over the
without breakpoints. Based on this           economies of scale. However, the Board        last several years, and continue to
review, the Board concluded that it was      also concluded that the "all-in" nature       take, in order to improve the quality
not necessary to add advisory fee            of the Fund's advisory fee under the          and efficiency of the services they
breakpoints to the Fund's advisory fee       Management Agreement and the fact that        provide to the Funds in the areas of
schedule. The Board reviewed the level       AIM pays for the Fund's ordinary              investment performance, product line
of the Fund's advisory fees, and noted       operating expenses was beneficial to          diversification, distribution, fund
that such fees, as a percentage of the       shareholders.                                 operations, shareholder services and
Fund's net assets, would remain constant                                                   compliance. The Board concluded that
under the Management Agreement because       GLOBAL FACTORS                                these steps taken by AIM have improved,
the Management Agreement does not                                                          and are likely to continue to improve,
include any breakpoints. The Board           The Board considered the following            the quality and efficiency of the
concluded that the Fund's fee levels         global factors for each Fund and reached      services AIM and its affiliates provide
under the Management Agreement therefore     the same conclusions for each Fund,           to the Fund in each of these areas, and
would not reflect economies of scale.        which conclusions are set forth below.        support the Board's approval of the
However, the Board also concluded that                                                     continuance of the Management Agreement
the "all-in" nature of the Fund's advi-      o Profitability of AIM and its                for the Fund.
sory fee under the Management Agreement      affiliates. The Board reviewed
and the fact that AIM pays for the           information concerning the profitability      APPROVAL OF SUB-ADVISORY AGREEMENT
Fund's ordinary operating expenses was       of AIM's (and its affiliates')
beneficial to shareholders.                  investment advisory and other activities      The Board oversees the management of
                                             and its financial condition. The Board        each Fund and, as required by law,
Series M                                     considered the overall profitability of       determines annually whether to approve
                                             AIM. The Board noted that AIM's               the continuance of each Fund's sub-advi-
o Fees relative to those of clients of       operations remain profitable, although        sory agreement. Based upon the
AIM with comparable investment               increased expenses in recent years have       recommendation of the Investments
strategies. The Board noted that AIM         reduced AIM's profitability. Based on         Committee of the Board, at a meeting
does not serve as an advisor to other        the review of the profitability of AIM's      held on June 27, 2006, the Board,
mutual funds or other clients with           and its affiliates' investment advisory       including all of the independent
investment strategies comparable to          and other activities and its financial        trustees, approved the continuance of
those of the Fund.                           condition, the Board concluded that           the sub-advisory agreement (the
                                             the compensation to be paid by the Fund       "Sub-Advisory Agreement") between
o Fees relative to those of comparable       to AIM under the Management Agreement         INVESCO Institutional (N.A.), Inc. (the
funds with other advisors. The Board         was not excessive.                            "Sub-Advisor") and AIM with respect to
reviewed the advisory fee rate for the                                                     each Fund for another year, effective
Fund under the Management Agreement. The     o Benefits of soft dollars to AIM. The        July 1, 2006.
Board compared contractual advisory fee      Board considered the benefits realized
rate and noted that the Fund's rate was      by AIM as a result of brokerage                    The Board considered the factors
comparable to the median rate of the         transactions executed through "soft           discussed below in evaluating the
funds advised by other advisors with         dollar" arrangements. Under these             fairness and reasonableness of the
investment strategies comparable to          arrangements, brokerage commissions paid      Sub-Advisory Agreement at the meeting on
those of the Fund that the Board             by the Fund and/or other funds advised        June 27, 2006 and as part of the Board's
reviewed. The Board also noted that the      by AIM are used to pay for research and       ongoing oversight of each Fund. In their
"all-in" nature of the advisory fee          execution services. This research may         deliberations, the Board and the
under the Management Agreement, whereby      be used by AIM in making investment           independent trustees did not identify
AIM pays all of the Fund's ordinary          decisions for the Fund. The Board             any particular factor that was
operating expenses. The Board noted that     concluded that such arrangements were         controlling, and each trustee attrib-
AIM has agreed to waive advisory fees of     appropriate.                                  uted different weights to the various
the Fund, as discussed below. Based on                                                     factors.
this review, the Board concluded that        o AIM's financial soundness in light of
the advisory fee rate for the Fund under     the Fund's needs. The Board considered             The discussion below serves as a
the Management Agreement was fair and        whether AIM is financially sound and          discussion of the material factors and
reasonable.                                  has the resources necessary to perform        the conclusions with respect thereto
                                             its obligations under the Management          that formed the basis for the Board's
o Expense limitations and fee waivers.       Agreement, and concluded that AIM has         approval of the Sub-Advisory Agreement.
The Board noted that AIM has irrevocably     the financial resources necessary to          After consideration of all of the
agreed to waive all advisory fees of the     fulfill its obligations under the             factors below and based on its informed
Fund. The Board considered the               Management Agreement.                         business judgment, the Board determined
irrevocable nature of this fee waiver                                                      that the Sub-Advisory Agreement is in
and noted that it cannot be terminated       o Historical relationship between the         the best interests of each Fund and its
without shareholder approval. The Board      Fund and AIM. In determining whether to       shareholders and that the compensation
considered the effect this fee waiver        approve the Management Agreement for the      to the Sub-Advisor under the
would have on the Fund's estimated           Fund, the Board also considered the           Sub-Advisory Agreement is fair and
expenses and concluded that the levels       prior relationship between AIM and the        reasonable.
of fee waivers/expense limitations for       Fund, as well as the Board's knowledge
the Fund were fair and reasonable.           of AIM's operations, and concluded that          Unless otherwise stated, information
                                             it was beneficial to maintain the cur-        presented below is as of June 27, 2006
o Breakpoints and economies of scale.        rent relationship, in part, because of        and does not reflect any changes that
The Board reviewed the structure of the      such knowledge. The Board also reviewed       may have occurred since June 27, 2006,
Fund's advisory fee under the Management     the general nature of the non-investment      including but not limited to changes to
Agreement, noting that it does not           advisory services currently performed by      each Fund's performance.
include any breakpoints. The Board           AIM and its affiliates, such as
considered whether it would be               administrative, transfer agency and           FUND-SPECIFIC FACTORS WITH THE SAME
appropriate to add advisory fee              distribution services, and the fees           CONCLUSIONS
breakpoints for the Fund or whether, due     received by AIM and its affiliates for
to the nature of the Fund and the            performing such services. In addition to      The Board considered the following
advisory fee structures of comparable        reviewing such services, the trustees         fund-specific factors separately for
funds, it was reasonable to structure        also considered the organizational            each Fund, and reached the same
the advisory fee without breakpoints.        structure employed by AIM and its             conclusions for each Fund, which
Based on this review, the Board              affiliates to provide those services.         conclusions are set forth below.
concluded that it was not necessary to       Based on the review of these and other
add advisory fee breakpoints to the          factors, the Board concluded that AIM         o The nature and extent of the advisory
Fund's advisory fee schedule. The            and its affiliates were qualified to          services to be provided by the
Board reviewed the level of the Fund's       continue to provide non-investment            Sub-Advisor. The Board reviewed the
advisory fees, and noted that such fees,     advisory services to the Fund, including      services to be provided by the
as a percentage of the Fund's net            administrative, transfer agency and           Sub-Advisor under the Sub-Advisory
assets, would remain constant under the      distribution services, and that AIM and       Agreement. Based on this review, the
Management Agreement because the             its affiliates currently are providing        Board concluded that the range of
Management Agreement does not include        satisfactory non-investment advisory          services to be provided by the
any break-                                   services.                                     Sub-Advisor under the Sub-Advisory
                                                                                           Agreement was appropriate and that the
                                                                                           Sub-Advisor currently is providing
                                                                                           services in accordance with the terms of
                                                                                           the Sub-Advisory Agreement.

                                                                                                                        (continued)

AIM CORE ALLOCATION PORTFOLIO SERIES



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the
Sub-Advisor who will provide investment
advisory services to the Fund. Based on
the review of these and other factors,
the Board concluded that the quality of
services to be provided by the
Sub-Advisor was appropriate and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

o Meetings with the Fund's portfolio
managers and investment personnel. With
respect to the Fund, the Board is
meeting periodically with such Fund's
portfolio managers and/or other
investment personnel and believes that
such individuals are competent and able
to continue to carry out their
responsibilities under the Sub-Advisory
Agreement.

o Overall performance of the
Sub-Advisor. Not applicable because the
Fund has not been in operation for a
full calendar year.

o The performance of the Fund relative
to comparable funds. Not applicable
because the Fund has not been in
operation for a full calendar year.

o The performance of the Fund relative
to indices. Not applicable because the
Fund has not been in operation for a
full calendar year.

o Fees relative to those of clients of
the Sub-Advisor with comparable
investment strategies. The Board noted
that the Sub-Advisor does not serve as
an advisor or Sub-Advisor to other
mutual funds or other clients with
investment strategies comparable to
those of the Fund.

GLOBAL FACTORS

The Board considered the following
global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

o Profitability of AIM and its affiliates.
The Board reviewed information
concerning the profitability of AIM's
(and its affiliates') investment
advisory and other activities and its
financial condition. The Board
considered the overall profitability of
AIM. The Board noted that AIM's
operations remain profitable, although
increased expenses in recent years have
reduced AIM's profitability. Based on
the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under the Management Agreement was not excessive.

o The Sub-Advisor's financial soundness
in light of the Fund's needs. The Board
considered whether the Sub-Advisor is
financially sound and has the resources
necessary to perform its obligations
under the Sub-Advisory Agreement, and
concluded that the Sub-Advisor has the
financial resources necessary to fulfill its obligations under the Sub-Advisory
Agreement.

AIM Core Allocation Portfolio Series -- Series C

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                PRINCIPAL
                                                 AMOUNT          VALUE
-------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-61.40%

ALTERNATIVE CARRIERS-1.65%

Hanarotelecom Inc. (South Korea), Sr. Notes,
  7.00%, 02/01/12 (Acquired 08/17/06; Cost
  $241,175)(a)(b)(c)                            $  250,000    $   243,125
=========================================================================

BROADCASTING & CABLE TV-1.49%

Comcast Corp., Unsec. Gtd. Notes, 5.90%,
  03/15/16(a)                                      220,000        218,643
=========================================================================

CASINOS & GAMING-0.92%

Harrah's Operating Co., Inc., Notes, 6.50%,
  06/01/16(a)                                       30,000         29,794
-------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Putable
  Global Notes, 8.75%, 12/01/11(a)                 100,000        105,000
=========================================================================
                                                                  134,794
=========================================================================

COAL & CONSUMABLE FUELS-1.35%

Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10(a)                                      200,000        198,500
=========================================================================

CONSUMER FINANCE-5.21%

HSBC Finance Corp., Global Notes, 4.75%,
  05/15/09(a)                                      775,000        766,723
=========================================================================

DRUG RETAIL-0.69%

CVS Corp., Sr. Unsec. Notes, 6.13%,
  08/15/16(a)                                      100,000        102,219
=========================================================================

ELECTRIC UTILITIES-0.42%

PPL Energy Supply LLC., Sr. Unsec. Unsub.
  Notes, 6.20%, 05/15/16(a)                         60,000         61,724
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-17.72%

AT&T Corp., Sr. Unsec. Gtd. Global Notes,
  8.00%, 11/15/31(a)                               600,000        718,710
-------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom),
  Global Bonds,
  8.88%, 12/15/30(a)                               320,000        415,549
-------------------------------------------------------------------------
  Global Notes,
  8.38%, 12/15/10(a)                                15,000         16,766
-------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  6.74%, 06/01/13(a)                               435,000        444,117
-------------------------------------------------------------------------
  7.08%, 06/01/16(a)                                85,000         86,940
-------------------------------------------------------------------------
Telecom Italia Capital (Italy), Global Notes,
  5.25%, 10/01/15(a)                                45,000         42,294
-------------------------------------------------------------------------
Telecom Italia Capital (Luxembourg), Sr. Gtd.
  Global Notes, 6.20%, 07/18/11(a)                 325,000        331,360
-------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Global
  Notes, 5.85%, 09/15/35(a)                        600,000        553,068
=========================================================================
                                                                2,608,804
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
-------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-3.55%

Goldman Sachs Group Inc., Global Bonds,
  6.88%, 01/15/11(a)                            $  375,000    $   396,791
-------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec. MTN, 5.63%,
  01/09/12(a)                                      125,000        126,124
=========================================================================
                                                                  522,915
=========================================================================

MANAGED HEALTH CARE-3.30%

WellPoint Inc., Unsec. Unsub. Global Bonds,
  5.25%, 01/15/16(a)                               500,000        486,450
=========================================================================

MOVIES & ENTERTAINMENT-2.16%

Corp. Interamericana de Entretenimiento, S.A.
  de C.V. (Mexico), Sr. Unsec. Notes, 8.88%,
  06/14/15 (Acquired 08/31/06; Cost
  $318,013)(a)(b)                                  325,000        318,500
=========================================================================

MULTI-UTILITIES-2.26%

Dominion Resources Inc.-Series C, Sr. Unsec.
  Unsub. Notes, 5.15%, 07/15/15(a)                 350,000        333,305
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.53%

XTO Energy Inc., Sr. Unsec. Notes, 5.65%,
  04/01/16(a)                                      675,000        667,325
=========================================================================

RESIDENTIAL REIT'S-8.14%

ERP Operating L.P.,
  Unsec. Unsub. Notes,
  5.13%, 03/15/16(a)                               740,000        710,333
-------------------------------------------------------------------------
  5.38%, 08/01/16(a)                               500,000        487,565
=========================================================================
                                                                1,197,898
=========================================================================

SOVEREIGN DEBT-1.70%

Chile Government International (Chile),
  Unsec. Unsub. Global Bond,
  5.50%, 01/15/13(a)                               250,000        250,675
=========================================================================

THRIFTS & MORTGAGE FINANCE-4.81%

Countrywide Financial Corp., Unsec. Sub.
  Notes, 6.25%, 05/15/16(a)                        175,000        177,312
-------------------------------------------------------------------------
Washington Mutual Bank F.A.-Series 11, Sub.
  Global Notes, 6.88%, 06/15/11(a)                 500,000        530,155
=========================================================================
                                                                  707,467
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.50%

Noble Group Ltd., Sr. Notes, 6.63%, 03/17/15
  (Acquired 08/31/06; Cost $221,125)(a)(b)         250,000        220,673
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $8,909,537)                                   9,039,740
=========================================================================

AIM Core Allocation Portfolio Series -- Series C


                                                PRINCIPAL
                                                 AMOUNT          VALUE
-------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-30.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-30.34%

Federal National Mortgage Association (FNMA),
  Pass Through Ctfs., TBA,
  5.50%, 09/01/36(a)(d)                         $2,700,000    $ 2,650,219
-------------------------------------------------------------------------
  6.00%, 09/01/36(a)(d)                            800,000        801,000
-------------------------------------------------------------------------
  6.50%, 09/01/36(a)(d)                          1,000,000      1,015,312
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $4,462,883)                                         4,466,531
=========================================================================

U.S. TREASURY SECURITIES-26.43%

U.S. TREASURY BILLS-1.08%

4.92%, 11/30/06(a)(e)(f)                            20,000         19,756
-------------------------------------------------------------------------
4.97%, 11/30/06(a)(e)(f)                            15,000         14,817
-------------------------------------------------------------------------
4.98%, 11/30/06(a)(e)(f)                         126,000(g)       124,463
=========================================================================
                                                                  159,036
=========================================================================

U.S. TREASURY NOTES-6.60%

4.25%, 11/15/13(a)                               1,000,000        971,090
=========================================================================

U.S. TREASURY BONDS-18.75%

8.13%, 08/15/19(a)                               2,030,000      2,653,900
-------------------------------------------------------------------------
6.00%, 02/15/26(a)                                  95,000        107,305
=========================================================================
                                                                2,761,205
=========================================================================
    Total U.S. Treasury Securities (Cost
      $3,873,428)                                               3,891,331
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
-------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-5.99%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-5.99%

Global Notes, 4.13%, 05/15/10(a)                $  495,000    $   480,818
-------------------------------------------------------------------------
Unsec. Global Notes, 5.38%, 11/15/11(a)            395,000        401,447
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $876,705)                                             882,265
=========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-1.94%(H)

GREECE-1.94%

Antenna TV S.A. (Broadcasting & Cable TV),
  Sr. Notes,
  7.25%, 02/15/15 (Acquired 08/04/06; Cost
  $281,952)(a)(b)                    EUR           250,000        285,056
=========================================================================

                                                  SHARES
MONEY MARKET FUNDS-5.19%

Liquid Assets Portfolio-Institutional
  Class(f)(i)                                      381,800        381,800
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)(i)        381,800        381,800
=========================================================================
    Total Money Market Funds (Cost $763,600)                      763,600
=========================================================================
TOTAL INVESTMENTS-131.29% (Cost $19,168,105)                   19,328,523
=========================================================================
OTHER ASSETS LESS LIABILITIES-(31.29)%                         (4,606,221)
=========================================================================
NET ASSETS-100.00%                                            $14,722,302
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
EUR     - Euro
Gtd.    - Guaranteed
MTN     - Medium-Term Notes
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2006 was $18,564,923, which represented 126.10% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $1,067,354, which represented 7.25% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2006 represented 1.65% of the Fund's Net Assets.
(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) Security is considered a cash and cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.
(g) The principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(h) Foreign denominated security. Principal amount is denominated in currency indicated.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series C

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $18,404,505)        $ 18,564,923
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $763,600)                                    763,600
============================================================
    Total investments (cost $19,168,105)          19,328,523
============================================================
Receivables for:
  Investments sold                                 2,598,996
------------------------------------------------------------
  Fund shares sold                                    19,770
------------------------------------------------------------
  Dividends and Interest                             208,164
============================================================
    Total assets                                  22,155,453
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,368,661
------------------------------------------------------------
  Fund shares reacquired                               4,452
------------------------------------------------------------
  Dividends                                           53,263
------------------------------------------------------------
  Variation margin                                     6,775
============================================================
    Total liabilities                              7,433,151
============================================================
Net assets applicable to shares outstanding     $ 14,722,302
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 14,955,988
------------------------------------------------------------
Undistributed net investment income                   15,898
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                             (403,622)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                          154,038
============================================================
                                                $ 14,722,302
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                        1,514,922
____________________________________________________________
============================================================
Net asset value and offering price per share    $       9.72
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the period December 30, 2005 (Date operations commenced) through August 31, 2006

INVESTMENT INCOME:

Interest                                         $ 359,893
----------------------------------------------------------
Dividends from affiliated money market funds        41,274
==========================================================
    Total investment income                        401,167
==========================================================

EXPENSES:

Management fees                                     15,676
==========================================================
Less: Fees waived                                  (15,676)
==========================================================
Net investment income                              401,167
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (356,547)
----------------------------------------------------------
  Foreign currencies                                (2,328)
----------------------------------------------------------
  Futures contracts                               (160,179)
----------------------------------------------------------
  Investment error                                  73,625
==========================================================
                                                  (445,429)
==========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            160,418
----------------------------------------------------------
  Foreign currencies                                  (119)
----------------------------------------------------------
  Futures contracts                                 (6,261)
==========================================================
                                                   154,038
==========================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts        (291,391)
==========================================================
Net increase in net assets resulting from
  operations                                     $ 109,776
__________________________________________________________
==========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series C

STATEMENT OF CHANGES IN NET ASSETS

For the period December 30, 2005 (Date operations commenced) through August 31, 2006

                                                                   2006
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   401,167
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                       (519,054)
---------------------------------------------------------------------------
  Net realized gain from investment error                            73,625
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts            154,038
===========================================================================
    Net increase in net assets resulting from operations            109,776
===========================================================================
Distributions to shareholders from net investment income           (343,462)
===========================================================================
Share transactions-net                                           14,955,988
===========================================================================
    Net increase in net assets                                   14,722,302
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $15,898)                                          $14,722,302
___________________________________________________________________________
===========================================================================

STATEMENT OF CASH FLOWS

For the period December 30, 2005 (Date operations commenced) through August 31, 2006


CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $    109,776
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investments                                       (48,167,864)
----------------------------------------------------------------------------
  Amortization of premium and accretion of discount                  (17,922)
----------------------------------------------------------------------------
  Proceeds from disposition of investments                        34,427,022
----------------------------------------------------------------------------
  Realized gain (loss) on investment securities                      356,547
----------------------------------------------------------------------------
  Net gain from investment error                                     (73,625)
----------------------------------------------------------------------------
  Change in unrealized gain on investment securities                (160,418)
----------------------------------------------------------------------------
  Increase in variation margin payable                                 6,775
----------------------------------------------------------------------------
  Increase in receivables                                           (208,164)
============================================================================
    Net cash provided by (used in) operating activities          (13,727,873)
============================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                17,644,386
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                    (2,733,066)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                    (260,848)
============================================================================
    Net cash provided by financing activities                     14,650,472
============================================================================
Net increase in cash and cash equivalents                            922,599
============================================================================
Cash and cash equivalents at beginning of period                          --
============================================================================
Cash and cash equivalents at end of period                      $    922,599
____________________________________________________________________________
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $     29,350
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series C

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Series C (the "Fund") is a series portfolio of AIM Core Allocation Portfolio Series (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is used exclusively for separately managed accounts (e.g. wrap fee or certain other programs advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates for whom AIM or its affiliates have a fixed income mandate). Clients pay a wrap fee or similar fee to participate in such programs. The Fund commenced operations on December 30, 2005.

    The Fund's investment objective is to achieve high total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Core Allocation Portfolio Series -- Series C


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of

AIM Core Allocation Portfolio Series -- Series C

     estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of the Fund. AIM benefits from the Fund being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, the Fund pays an advisory fee to AIM based on the annual rate equal to 0.23% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or any Fund in connection with securities transactions to which the Trust or any Fund is a party or in connection with securities owned by the Trust or any Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary litigation costs authorized by the Board of Trustees. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Fund in connection with its operations, except for the aforementioned items noted in (i) thru (iii) above.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 0.11% of the Fund's average daily net assets.

    For the period December 30, 2005 (date operations commenced) to August 31, 2006, AIM waived fees of $15,676.

    For the period December 30, 2005 (date operations commenced) to August 31, 2006, the Fund realized net gains in the amount of $73,625, resulting from investments not meeting investment guidelines of the Fund.

    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to the Fund. AIM does not charge the Fund any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with AIM and AIM Investment Services, Inc. ("AIS") whereby AIS provides transfer agency and shareholder services to the Fund. The Fund is not charged any fees pursuant to such agreement.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund's shares. The Fund is not charged any fees pursuant to the distribution agreement with ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Core Allocation Portfolio Series -- Series C

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 30, 2005 (date operations commenced) to August 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/30/05          AT COST          FROM SALES       (DEPRECIATION)      08/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 6,823,774       $ (6,441,974)         $   --          $381,800        $20,587       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --           5,333,691         (4,951,891)             --           381,800         10,172           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                 --           3,417,543         (3,417,543)             --                --         10,515           --
==================================================================================================================================
  Total             $   --         $15,575,008       $(14,811,408)         $   --          $763,600        $41,274       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICERS FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by Aim and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period December 30, 2005 (date operations commenced) to August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--FUTURES CONTRACTS

    On August 31, 2006, $126,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       08/31/06       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       20        Dec-06/Long      $ 2,102,188        $ 1,832
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 20 Year Bonds                                      27        Dec-06/Short      (2,998,688)        (8,093)
==========================================================================================================================
                                                                                            $  (896,500)       $(6,261)
__________________________________________________________________________________________________________________________
==========================================================================================================================

AIM Core Allocation Portfolio Series -- Series C

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period December 30, 2005 (date operations commenced) to August 31, 2006 was as follows:

                                                                  2006
------------------------------------------------------------------------
Distributions paid from ordinary income                         $343,462
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $    15,898
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              158,783
---------------------------------------------------------------------------
Capital loss carryforward                                          (408,367)
---------------------------------------------------------------------------
Shares of beneficial interest                                    14,955,988
===========================================================================
  Total net assets                                              $14,722,302
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, recognition of gains (losses) on dollar roll transactions and the recognition of gains (losses) on certain futures contracts. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(119).

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2014                                                   $408,367
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) to August 31, 2006 was $32,866,311 and $22,514,764, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $17,408,684 and $13,723,574, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $162,580
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,678)
==============================================================================
Net unrealized appreciation of investment securities                $158,902
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $19,169,621.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and dollar roll transactions, on August 31, 2006, undistributed net investment income was decreased by $41,807 and undistributed net realized gain
(loss) was increased by $41,807. This reclassification had no effect on the net assets of the Fund.

AIM Core Allocation Portfolio Series -- Series C

NOTE 10--SHARE INFORMATION

The Fund currently offers one class of shares.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                 DECEMBER 30, 2005
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                 AUGUST 31, 2006(a)
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold                                                          1,798,289    $17,664,156
--------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               3,018         29,350
--------------------------------------------------------------------------------------
Reacquired                                                     (286,385)    (2,737,518)
======================================================================================
                                                              1,514,922    $14,955,988
______________________________________________________________________________________
======================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 99% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                DECEMBER 30, 2005
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                 AUGUST 31, 2006
---------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.37
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.37)
---------------------------------------------------------------------------------
  Net gain from investment error                                        0.05
=================================================================================
    Total from investment operations                                    0.05
=================================================================================
Less dividends from net investment income                              (0.33)
=================================================================================
Net asset value, end of period                                       $  9.72
_________________________________________________________________________________
=================================================================================
Total return(a)(b)                                                      0.58%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $14,722
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      0.00%(c)
---------------------------------------------------------------------------------
  Without fee waivers                                                   0.23%(c)
=================================================================================
Ratio of net investment income to average net assets                    5.89%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(d)                                               482%
_________________________________________________________________________________
=================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Total return includes net gain from investment error. Total return excluding net gain from investment error was 0.07%.
(c) Ratios are annualized and based on average daily net assets of $10,153,643.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Core Allocation Portfolio Series -- Series M

SCHEDULE OF INVESTMENTS

August 31, 2006


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-47.79%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-47.79%

Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35(a)               $1,021,420   $ 1,004,931
-----------------------------------------------------------------------
  5.00%, 02/01/35(a)                            1,345,507     1,292,684
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 09/01/36(a)(b)                         2,700,000     2,650,219
-----------------------------------------------------------------------
  6.00%, 09/01/36(a)(b)                           800,000       801,000
-----------------------------------------------------------------------
  6.50%, 09/01/36(a)(b)                         1,400,000     1,421,438
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $7,148,245)                                       7,170,272
=======================================================================

U.S. TREASURY SECURITIES-37.84%

U.S. TREASURY BILLS-0.67%

4.98%, 11/30/06(a)(c)(d)                          102,000(e)     100,756
=======================================================================

U.S. TREASURY NOTES-4.10%

4.88%, 02/15/12(a)                                610,000       615,526
=======================================================================

U.S. TREASURY BONDS-33.07%

8.13%, 08/15/19(a)                              2,400,000     3,137,616
-----------------------------------------------------------------------
5.25%, 02/15/29(a)                              1,750,000     1,824,655
=======================================================================
                                                              4,962,271
=======================================================================
    Total U.S. Treasury Securities (Cost
      $5,606,158)                                             5,678,553
=======================================================================

ASSET-BACKED SECURITIES-34.88%

COLLATERALIZED MORTGAGE OBLIGATIONS-34.88%

Banc of America Commercial Mortgage Inc.-
  Series 2006-1, Class A4, Floating Rate Pass
  Through Ctfs., 5.37%, 09/10/45(a)(f)            125,000       124,245
-----------------------------------------------------------------------
Commercial Mortgage Pass Through Ctfs.-
  Series 2006-C7, Class A4, Floating Rate
  Pass Through Ctfs., 5.96%, 06/10/46(a)(f)        25,000        25,681
-----------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.-
  Series 2004-C5, Class A2, Pass Through
  Ctfs., 4.18%, 11/15/37(a)                       290,000       281,144
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Federal Home Loan Mortgage Corp. (FHLMC)
  Series 2405, Class PE, Pass Through Ctfs.,
  6.00%, 01/15/17(a)                              750,000       764,473
-----------------------------------------------------------------------
  Series 2425, Class JH, Pass Through Ctfs.,
  6.00%, 03/15/17(a)                              712,503       722,526
-----------------------------------------------------------------------
  Series 2882, Class UJ, Pass Through Ctfs.,
  4.50%, 08/15/19(a)                              983,057       949,310
-----------------------------------------------------------------------
JP Morgan Mortgage Trust-Series 2006-A3,
  Class 2A3, Floating Rate Pass Through
  Ctfs., 5.65%, 05/25/36(a)(f)                 $  750,000   $   755,675
-----------------------------------------------------------------------
Lehman Brothers Floating Rate Commercial
  Mortgage Trust-Series 2006-CCL, Class L,
  Floating Rate Pass Through Ctfs., 7.28%,
  01/15/21 (Acquired 3/31/06; Cost
  $120,000)(a)(f)(g)                              120,000       119,946
-----------------------------------------------------------------------
Morgan Stanley Capital I-Series 2006-IQ11,
  Class A4, Floating Rate Pass Through Ctfs.,
  5.95%, 10/15/42(a)(f)                         1,000,000     1,024,813
-----------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust-
  Series 2005-AR12, Class 2A6, Floating Rate
  Pass Through Ctfs.,
  4.32%, 07/25/35(a)(f)                           473,418       465,279
=======================================================================
    Total Asset-Backed Securities (Cost
      $5,179,468)                                             5,233,092
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-6.12%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.12%

Unsec. Global Notes,
  5.50%, 03/15/11(a) (Cost $915,240)              900,000       917,874
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-3.89%(D)

Liquid Assets Portfolio-Institutional
  Class(h)                                        292,122       292,122
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)          292,122       292,122
=======================================================================
    Total Money Market Funds (Cost $584,244)                    584,244
=======================================================================
TOTAL INVESTMENTS-130.52% (Cost $19,433,355)                 19,584,035
=======================================================================
OTHER ASSETS LESS LIABILITIES-(30.52)%                       (4,579,900)
=======================================================================
NET ASSETS-100.00%                                          $15,004,135
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2006 was $18,999,791, which represented 126.63% of the Fund's Net Assets. See
    Note 1A.
(b) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Security is considered a cash and cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.
(e) The principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at August 31, 2006 represented 0.80% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series M

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $18,849,111)        $18,999,791
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $584,244)                                   584,244
===========================================================
    Total investments (cost $19,433,355)         19,584,035
===========================================================
Receivables for:
  Investments sold                                1,551,460
-----------------------------------------------------------
  Variation margin                                    3,950
-----------------------------------------------------------
  Fund shares sold                                   20,142
-----------------------------------------------------------
  Dividends and Interest                             83,083
===========================================================
    Total assets                                 21,242,670
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,178,415
-----------------------------------------------------------
  Fund shares reacquired                              4,526
-----------------------------------------------------------
  Dividends                                          53,475
-----------------------------------------------------------
Accrued operating expenses                            2,119
===========================================================
    Total liabilities                             6,238,535
===========================================================
Net assets applicable to shares outstanding     $15,004,135
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $14,953,829
-----------------------------------------------------------
Undistributed net investment income                  39,979
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                            (147,637)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  157,964
===========================================================
                                                $15,004,135
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                       1,522,261
___________________________________________________________
===========================================================
Net asset value and offering price per share    $      9.86
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the period December 30, 2005 (Date operations commenced) through August 31, 2006

INVESTMENT INCOME:

Interest                                         $ 367,136
----------------------------------------------------------
Dividends from affiliated money market funds        21,115
==========================================================
    Total investment income                        388,251
==========================================================

EXPENSES:

Management fees                                     15,883
==========================================================
Less: Fees waived                                  (15,883)
==========================================================
Net investment income                              388,251
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                578
----------------------------------------------------------
  Foreign currencies                                   428
----------------------------------------------------------
  Futures contracts                               (169,235)
==========================================================
                                                  (168,229)
==========================================================
Change in net unrealized appreciation of:
  Investment securities                            150,680
----------------------------------------------------------
  Futures contracts                                  7,284
==========================================================
                                                   157,964
==========================================================
Net gain from investment securities, foreign
  currencies and futures contracts                 (10,265)
==========================================================
Net increase in net assets resulting from
  operations                                     $ 377,986
__________________________________________________________
==========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series M

STATEMENT OF CHANGES IN NET ASSETS

For the period ended December 30, 2005 (Date operations commenced) through August 31, 2006

                                                                   2006
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   388,251
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                       (168,229)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                                157,964
===========================================================================
    Net increase in net assets resulting from operations            377,986
===========================================================================
Distributions to shareholders from net investment income           (327,680)
===========================================================================
Share transactions-net                                           14,953,829
===========================================================================
    Net increase in net assets                                   15,004,135
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $39,979)                                          $15,004,135
___________________________________________________________________________
===========================================================================

STATEMENT OF CASH FLOWS

For the period December 30, 2005 (Date operations commenced) through August 31, 2006


CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $    377,986
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                       (38,388,942)
----------------------------------------------------------------------------
  Amortization of premium and accretion of discount on
    investment securities                                            (27,707)
----------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                      24,295,791
----------------------------------------------------------------------------
  Realized gain on investment securities                                (578)
----------------------------------------------------------------------------
  Change in unrealized appreciation on investment securities        (150,680)
----------------------------------------------------------------------------
  Increase in variation margin receivable                             (3,950)
----------------------------------------------------------------------------
  Increase in receivables and other assets                           (83,083)
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                      2,119
============================================================================
    Net cash provided by (used in) operating activities          (13,979,044)
============================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                17,656,723
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                    (2,744,423)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                    (248,292)
============================================================================
    Net cash provided by financing activities                     14,644,008
============================================================================
Net increase in cash and cash equivalents                            684,964
============================================================================
Cash and cash equivalents at beginning of period                          --
============================================================================
Cash and cash equivalents at end of period                      $    684,964
____________________________________________________________________________
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $     25,913
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series -- Series M

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Series M (the "Fund") is a series portfolio of AIM Core Allocation Portfolio Series (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is used exclusively for separately managed accounts (e.g. wrap fee or certain other programs advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates for whom AIM or its affiliates have a fixed income mandate). Clients pay a wrap fee or similar fee to participate in such programs. The Fund commenced operations on December 30, 2005.

    The Fund's investment objective is to achieve high total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized or accreted for financial reporting purposes.

AIM Core Allocation Portfolio Series -- Series M


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.
J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of

AIM Core Allocation Portfolio Series -- Series M

    estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of the Fund. AIM benefits from the Fund being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, the Fund pays an advisory fee to AIM based on the annual rate equal to 0.23% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or any Fund in connection with securities transactions to which the Trust or any Fund is a party or in connection with securities owned by the Trust or any Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary litigation costs authorized by the Board of Trustees. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Fund in connection with its operations, except for the aforementioned items noted in (i) thru (iii) above.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 0.11% of the Fund's average daily net assets.

    For the period December 30, 2005 (date operations commenced) to August 31, 2006, AIM waived fees of $15,883.

    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to the Fund. AIM does not charge the Fund any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with AIM and AIM Investment Services, Inc. ("AIS") whereby AIS provides transfer agency and shareholder services to the Fund. The Fund is not charged any fees pursuant to such agreement.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund's shares. The Fund is not charged any fees pursuant to the distribution agreement with ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Core Allocation Portfolio Series -- Series M

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 30, 2005 (date operations commenced) to August 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/30/05          AT COST          FROM SALES       (DEPRECIATION)      08/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 4,954,526       $ (4,662,404)         $   --          $292,122        $10,523       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --           1,862,195         (1,570,073)             --           292,122          1,917           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                 --           3,990,284         (3,990,284)             --                --          8,675           --
==================================================================================================================================
  Total             $   --         $10,807,005       $(10,222,761)         $   --          $584,244        $21,115       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICERS FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the renumeration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period December 30, 2005 (date operations commenced) to August 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--FUTURES CONTRACTS

On August 31, 2006, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF       MONTH/                        APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT         VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       18         Dec-06/Long     $ 1,891,969       $ 4,180
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      38         Dec-06/Long       4,080,250         9,993
=========================================================================================================================
  Subtotal                                                                                  $ 5,972,219       $14,173
=========================================================================================================================
U.S. Treasury 30 Year Bonds                                      23        Dec-06/Short     $(2,554,438)      $(6,889)
=========================================================================================================================
    Total                                                                                   $ 3,417,781       $ 7,284
_________________________________________________________________________________________________________________________
=========================================================================================================================

AIM Core Allocation Portfolio Series -- Series M

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period December 30, 2005 (date operations commenced) to August 31, 2006 was as follows:

                                                                  2006
------------------------------------------------------------------------
Distributions paid from ordinary income                         $327,680
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                   2006
---------------------------------------------------------------------------
Undistributed ordinary income                                   $    39,979
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              157,843
---------------------------------------------------------------------------
Capital loss carryforward                                          (147,516)
---------------------------------------------------------------------------
Shares of beneficial interest                                    14,953,829
===========================================================================
  Total net assets                                              $15,004,135
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, recognition of gains (losses) on dollar roll transactions and the realization of gains (losses) on certain futures contracts.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
  8/31/14                                                         $147,516
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) to August 31, 2006 was $12,678,096 and $4,246,429, respectively. During the same period, purchases and sales of long term U.S. Treasury obligations were $26,220,759 and $20,813,375, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $160,406
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (2,563)
==============================================================================
Net unrealized appreciation of investment securities                $157,843
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $19,426,192.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, dollar roll transactions and paydowns on mortgage-backed securities, on August 31, 2006, undistributed net investment income was decreased by $20,592 and undistributed net realized gain (loss) was increased by $20,592. This reclassification had no effect on the net assets of the Fund.

AIM Core Allocation Portfolio Series -- Series M

NOTE 10--SHARE INFORMATION

The Fund currently offers one class of shares.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                 DECEMBER 30, 2005
                                                                  (DATE OPERATIONS
                                                                 COMMENCED) THROUGH
                                                                 AUGUST 31, 2006(a)
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold                                                          1,803,556    $17,676,865
--------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               2,652         25,913
--------------------------------------------------------------------------------------
Reacquired                                                     (283,947)    (2,748,949)
======================================================================================
                                                              1,522,261    $14,953,829
______________________________________________________________________________________
======================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 99% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned by this entity are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                DECEMBER 30, 2005
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                 AUGUST 31, 2006
---------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.35
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.18)
=================================================================================
  Total from investment operations                                      0.17
=================================================================================
Less dividends from net investment income                              (0.31)
=================================================================================
Net asset value, end of period                                       $  9.86
_________________________________________________________________________________
=================================================================================
Total return(a)                                                         1.77%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $15,004
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      0.00%(b)
---------------------------------------------------------------------------------
  Without fee waivers                                                   0.23%(b)
=================================================================================
Ratio of net investment income to average net assets                    5.62%(b)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(c)                                               295%
_________________________________________________________________________________
=================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $10,287,775.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Core Allocation Portfolio Series


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION


On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") concluding that AIM and ADI violated the West Virginia securities laws by failing to disclose in the prospectuses for the AIM funds that they had entered into certain arrangements permitting market timing of such funds. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on AIM, ADI or the Fund.

AIM Core Allocation Portfolio Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Core Allocation Portfolio Series:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Series C and Series M (the two portfolios constituting AIM Core Allocation Portfolio Series, hereafter referred to as the "Funds") at August 31, 2006, and the results of each of their operations, the changes in each of their net assets, each of their cash flows and the financial highlights for the period December 30, 2005 ( date operations commenced) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 26, 2006
Houston, Texas

AIM Core Allocation Portfolio Series

TAX DISCLOSURES

SERIES C

REQUIRED FEDERAL INCOME TAX INFORMATION

Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

    For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 14.25% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 100%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2006, May 31, 2006 and August 31, 2006 are 88.04%, 99.83%, and 99.92%, respectively.
SERIES M

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

    For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 29% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 98.84%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2006, May 31, 2006 and August 31, 2006 are 89.58%, 99.72% and 99.88%, respectively.

AIM Core Allocation Portfolio Series

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Core Allocation Portfolio Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2005           Director and Chairman, A I M Management    None
   Trustee and Vice Chair                         Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

   Philip A. Taylor(2) -- 1954     2006           Director, Chief Executive Officer and      None
   Trustee, President and                         President, A I M Management Group Inc.,
   Principal                                      AIM Mutual Fund Dealer Inc., AIM Funds
   Executive Officer                              Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2005           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2005           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2005           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2005           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2005           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2005           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2005           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2005           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2005           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2005           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2005           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Core Allocation Portfolio Series



The address of each trustee and officer of AIM Core Allocation Portfolio Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer  N/A
   Senior Vice President and                      of The AIM Family of Funds--Registered
   Senior Officer                                 Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1962            2006           Director, Senior Vice President,          N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2006           Global Compliance Director, AMVESCAP      N/A
   Vice President                                 PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2006           Senior Vice President and General
   Vice President                                 Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2005           Vice President and Fund Treasurer, A I M  N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of The
   Treasurer                                      AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief           N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2005           Director of Cash Management, Managing     N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane -- 1958        2006           Senior Vice President, A I M Management   N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND           INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB ADVISOR
11 Greenway Plaza            A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO Institutional
Suite 100                    11 Greenway Plaza        Inc.                     LLP                      (N.A.), Inc.
Houston, TX 77046-1173       Suite 100                11 Greenway Plaza        1201 Louisiana Street    (INVESCO Fixed Income)
                             Houston, TX 77046-1173   Suite 100                Suite 2900               The Aegon Center
                                                      Houston, TX 77046-1173   Houston, TX 77002-5678   400 West Market Street,
                                                                                                        S.
                                                                                                        Louisville, Kentucky
                                                                                                        40207

COUNSEL TO THE FUND          COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP     Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st     & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                        1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599  Americas
                             New York, NY 10036-2714

                                AIMinvestments.com                  PAMCAPS-AR-1

                            [YOUR GOALS. OUR SOLUTIONS.]
                              --Registered Trademark--
--------------------------------------------------------------------------------
  Mutual     Retirement   Annuities  College   Separately   Offshore  Cash
  Funds      Products                Savings   Managed      Products  Management
                                     Plans     Accounts
--------------------------------------------------------------------------------
                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

ITEM 2.    CODE OF ETHICS.


              As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and
              (ii) remove ambiguities found in the second paragraph of Section
              III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

              The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.


ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.


FEES BILLED BY PWC RELATED TO THE REGISTRANT

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:


                                                  Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                                                     to Non-Audit                             Billed Applicable to
                                                  Services Provided                            Non-Audit Services
                             Fees Billed for     for fiscal year end      Fees Billed for      Provided for fiscal
                            Services Rendered      2006 Pursuant to    Services Rendered to       year end 2005
                            to the Registrant         Waiver of         the Registrant for     Pursuant to Waiver
                           for fiscal year end       Pre-Approval        fiscal year end         of Pre-Approval
                                   2006             Requirement(1)            2005(2)           Requirement(1)(2)
                           -------------------   -------------------   -------------------    --------------------
Audit Fees                        $ 82,840              N/A                     N/A                     N/A
Audit-Related Fees                $      0                0%                    N/A                     N/A
Tax Fees(3)                       $ 18,530                0%                    N/A                     N/A
All Other Fees                    $      0                0%                    N/A                     N/A
                                  ---------                                     ---
Total Fees                        $101,370                0%                    N/A                     N/A

PWC billed the Registrant aggregate non-audit fees of $18,530 for the fiscal year ended 2006 for non-audit services rendered to the Registrant.

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2)  AIM Core Allocation Portfolio Series commenced operations December 30,
     2005.

(3) Tax fees for the fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:


                            Fees Billed for                                Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                          Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2006    Provided for fiscal   fiscal year end 2005    Provided for fiscal
                           That Were Required        year end 2006       That Were Required        year end 2005
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)       Audit Committee(2)      Requirement(1)(3)
                          --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees                 $0                     0%                     N/A                    N/A
Tax Fees                           $0                     0%                     N/A                    N/A
All Other Fees                     $0                     0%                     N/A                    N/A
                                   --                                            ---
Total Fees(2)                      $0                     0%                     N/A                    N/A

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006


STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     o Bookkeeping or other services related to the accounting records or financial statements of the audit client

     o    Financial information systems design and implementation

     o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     o    Actuarial services

     o    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     o    Management functions

     o    Human resources

     o Broker-dealer, investment adviser, or investment banking services - Legal services

     o    Expert services unrelated to the audit

     o    Any service or product provided for a contingent fee or a commission

     o Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     o Tax services for persons in financial reporting oversight roles at the Fund

     o Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

12(a) (1)      Code of Ethics.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Core Allocation Portfolio Series

By:      /s/ PHILIP A. TAYLOR
         ---------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    November 8, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ PHILIP A. TAYLOR
         ---------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    November 8, 2006


By:      /s/ SIDNEY M. DILGREN
         ---------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 8, 2006


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                                 EXHIBIT INDEX


12(a) (1)     Code of Ethics.

12(a) (2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.